Bonds and Loans (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Debt instruments

	JPY (millions) As of March 31
	2020	2021
Bonds	¥3,204,965	¥3,532,202
Short-term loans	5,014	69
Long-term loans	1,883,325	1,103,100
Total	¥5,093,304	¥4,635,371
Non-current	¥4,506,487	¥4,613,218
Current	¥586,817	¥22,153
The composition of bonds is as follows:

Instrument		JPY (millions) Carrying amount			Maturity
	Principal amount in contractual currency (millions)	As of March 31, 2020	As of March 31, 2021	Interest rate (%)
15th Unsecured Straight Bonds	¥60,000	¥59,993	¥—	0.704%	— (9)
Hybrid subordinated bonds	¥500,000	496,773	497,485	1.720% per annum through October 6, 2024 and 6 month LIBOR + margin (1.750-2.750%) thereafter	June 2079
USD Unsecured Senior Notes	$ 500 as of March 31, 2020 $ 200 as of March 31, 2021	54,129	22,084	2.450%	January 2022 (6)
2018 EUR Unsecured Senior Notes – variable rate	€ 1,750 as of March 31, 2020 € 750 as of March 31, 2021	208,229	97,221	3 month EURIBOR + margin 2020:(0.550-1.100%) 2021:(1.100%)	November 2022 (10)
2018 EUR Unsecured Senior Notes – fixed rate	€ 5,750 as of March 31, 2020 € 4,500 as of March 31, 2021	681,244	580,805	2020:0.375-3.000% 2021:1.125-3.000%	November 2022 - November 2030 (3)
2018 USD Unsecured Senior Notes – fixed rate	$ 4,500 as of March 31, 2020 $ 3,250 as of March 31, 2021	485,780	357,296	2020:4.000-5.000% 2021:4.400-5.000%	November 2023 - November 2028 (4)
Unsecured Senior Notes Assumed in Shire Acquisition	$ 8,800 as of March 31, 2020 $ 5,500 as of March 31, 2021	910,252	577,426	2020:2.400-3.200% 2021:2.875-3.200%	September 2023 - September 2026 (2)(5)
Unsecured Senior Notes Assumed in Shire Acquisition	$1,520	164,565	167,972	3.600-5.250%	June 2022 - June 2045
2020 USD Unsecured Senior Notes – fixed rate	$7,000	—	768,133	2.050-3.375%	March 2030 - July 2060
2020 EUR Unsecured Senior Notes – fixed rate	€3,600	—	463,780	0.750-2.000%	July 2027 - July 2040
Commercial Paper	¥144,000	144,000	—		—
Total		¥3,204,965	¥3,532,202
The composition of loans is as follows:

		JPY (millions) Carrying amount			Maturity
Instrument	Principal amount in contractual currency (millions)	As of March 31, 2020	As of March 31, 2021	Interest rate (%)
Syndicated Loans 2013	¥60,000	¥60,000	¥—	3 month LIBOR + 0.010%	— (8)
Syndicated Loans 2016	¥200,000	200,000	200,000	0.200–0.300%	April 2023 - April 2026
Syndicated Loans 2017	¥113,500	113,500	113,500	0.350%	April 2027
USD Syndicated Loans 2017	$1,500	162,442	165,538	6 month LIBOR + 0.500%	April 2027
USD Syndicated Loans 2019	$6,800	720,581	—	LIBOR + variable margin (0.750-1.500%)	— (1) (7)
USD Japan Bank for International Cooperation 2019	$3,700	401,450	408,980	6 month LIBOR + 0.600%	December 2025
Other		230,366	215,151		— (8)
Total		¥1,888,339	¥1,103,169